Nature of Operations (Details Narrative) - JPY (¥) ¥ / shares in Units, ¥ in Thousands		6 Months Ended
	Jan. 07, 2025	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Stock split ratio	On January 7, 2025, the Company’s board of directors approved the change in the number of ordinary shares authorized and a sub-division of the ordinary shares issued at a ratio of 1:6, which became effective on January 7, 2025.
Ordinary share, shares authorized	168,000,000	168,000,000		168,000,000
Ordinary share, shares issued	42,210,000	45,960,000		42,210,000
Ordinary share, par value	¥ 1.66667	¥ 1.66667		¥ 1.66667
Net loss		¥ 677,602	¥ 277,671
Accumulated deficit		¥ 2,460,087		¥ 1,782,485